Nature of expenses	12 Months Ended
Dec. 31, 2025
Nature of expenses
Nature of expenses

19.Nature of expenses

	2025	2024
	$	$
Research and Development Expenses
Amortization of intangible asset	55,795	55,795
Preclinical development	726,790	2,085,692
Chemistry, manufacturing and controls	3,391,560	1,571,048
Licensing and patent legal fees	449,183	535,066
Clinical and regulatory	2,924,649	5,845,332
Salaries and benefits	4,356,192	3,702,721
Stock-based compensation	1,569,787	1,309,644
Other research and development	433,250	705,722
	13,907,206	15,811,020

	2025	2024
	$	$
General and Administration Expenses
Depreciation expense	—	28,003
Legal, professional and finance	2,236,274	831,755
Investor and public relations	1,423,329	1,238,152
Salaries and benefits	2,941,903	1,958,369
Stock-based compensation	3,825,127	4,730,080
Other general and administrative	745,413	578,770
	11,172,046	9,365,129